Financial instruments - valuation - Movement in Level 3 portfolios - Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Level 3 | Other operating income and interest income | Other financial instruments
Fair value of liabilities
Gains Losses Recognised In Profit Or Loss Fair Value measurement Assets and Liabilities	£ 12	£ 1
Level 3 | Income from trading activities | Trading assets and liabilities
Fair value of liabilities
Gains Losses Recognised In Profit Or Loss Fair Value measurement Assets and Liabilities	(18)	69
Recurring fair value measurement
Fair value of liabilities
Financial liabilities at beginning of period	129,156
Financial liabilities at end of period	130,578	129,156
Recurring fair value measurement | Level 3
Fair value of liabilities
Financial liabilities at beginning of period	691	976
Amounts recorded in the income statement	121	313
Level 3 transfers in	28	9
Level 3 transfers out	(5)	(11)
Purchases/Originations	122	200
Settlements/other decreases	(32)	(51)
Sales	(184)	(116)
Foreign exchange and other adjustments	(5)	(3)
Financial liabilities at end of period	494	691
Amounts recorded in the income statement in respect of balances held at period end - unrealised	56	(121)
Recurring fair value measurement | Level 3 | Derivatives
Fair value of liabilities
Financial liabilities at beginning of period	685	975
Amounts recorded in the income statement	121	313
Level 3 transfers in	1	7
Level 3 transfers out	(2)	(9)
Purchases/Originations	121	195
Settlements/other decreases	(32)	(51)
Sales	(182)	(116)
Foreign exchange and other adjustments	(5)	(3)
Financial liabilities at end of period	465	685
Amounts recorded in the income statement in respect of balances held at period end - unrealised	56	(121)
Recurring fair value measurement | Level 3 | Other trading liabilities
Fair value of liabilities
Financial liabilities at beginning of period	3	1
Level 3 transfers in	2	2
Level 3 transfers out	(3)	(2)
Purchases/Originations	1	2
Sales	(2)
Financial liabilities at end of period	1	3
Recurring fair value measurement | Level 3 | Financial liabilities (other)
Fair value of liabilities
Financial liabilities at beginning of period	3
Level 3 transfers in	25
Purchases/Originations		3
Financial liabilities at end of period	£ 28	£ 3